Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2021
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Supplemental Cash Flow Information
21.	Supplemental Cash Flow Information
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2021	2020	2021	2020

Change in non-cash working capital
Accounts receivable	$(6,858)	$(2,828)	$(7,070)	$1,494
Accounts payable and accrued liabilities	859	(1,285)	(1,020)	(742)
Other	(1,804)	(1,392)	(1,685)	(1,637)

Total change in non-cash working capital	$(7,803)	$(5,505)	$(9,775)	$(885)

Cash and Cash Equivalents

		June 30	December 31
(in thousands)	Note	2021	2020
Cash and cash equivalents comprised of:
Cash		$170,453	$192,683
Cash equivalents		64,993	-

Total cash and cash equivalents		$235,446	$192,683
Cash equivalents include short-term deposits, treasury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.